Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - USD ($) $ in Thousands		Mar. 31, 2018	Mar. 31, 2017
Trade and other receivables [abstract]
Trade accounts receivables		$ 235,191	$ 226,985
Trade accounts receivables reserve			(163)
Credit impairment (loss)		(10,193)
Trade accounts receivables net		224,998	226,822
Other receivables	[1]	20,933	25,683
Prepaid charges		2,700	277
Unbilled revenue		5,592	1,423
Trade and other receivables		254,223	254,205
Current trade and other receivables		245,079	242,762
Non-current trade and other receivables		9,144	11,443
Trade and other receivables		$ 254,223	$ 254,205

[1]	Includes derivative asset and advance to content vendors.